CONVERTIBLE SENIOR NOTES (Details) $ / shares in Units, ¥ in Thousands			12 Months Ended
	Apr. 15, 2019 USD ($) shares	Apr. 03, 2014 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CONVERTIBLE SENIOR NOTES
Change in fair value of convertible senior notes | ¥			¥ (752,073)	¥ 99,079
Convertible senior notes due April 15, 2019
CONVERTIBLE SENIOR NOTES
Amount issued | $		$ 172,500,000
Interest rate		3.25%
Change in fair value of convertible senior notes | ¥			(752,073)	99,079
Foreign currency translation gain (loss) | ¥			38,052	(156,293)
Convertible senior notes due April 15, 2019 | Zero-Strike Call Options
CONVERTIBLE SENIOR NOTES
Option strike price | $ / shares		$ 0
Payment for call options | $		$ 50,000,000
ADSs | Convertible senior notes due April 15, 2019
CONVERTIBLE SENIOR NOTES
Conversion rate	23.3952
Denomination of the principal amount of debt in consideration conversion of the Notes | $	$ 1,000
Shares issued | shares	4,035,664
Cash payment for fractional share | $	$ 704
Interest expense incurred | ¥			¥ 10,966	¥ 37,191
ADSs | Convertible senior notes due April 15, 2019 | Zero-Strike Call Options
CONVERTIBLE SENIOR NOTES
Number of ADSs covered | shares		1,462,204